Capital Lease Obligations (Details) - Schedule of Minimum Future Rental Payments - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of Minimum Future Rental Payments [Abstract]
2022		$ 36,692
Total minimum lease payments	$ 36,692	36,692
Less: Amount represented interest	(438)	(438)
Present value of minimum lease payments and guaranteed residual value	$ 36,254	$ 36,254